Stock-Based Compensation - Restricted Stock Narrative (Details) - Restricted Stock - Eagle I Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Award vesting percentage	12.50%
Fair value of equity options granted	$ 0.2	$ 0.2
Compensation costs not yet recognized	$ 0.2
Period for compensation costs not yet recognized to be recognized	1 year 1 month 6 days